Selling and distribution expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling And Distribution Expenses
Advertising and promotion	S/ 18,955	S/ 15,631	S/ 8,410
Personnel expenses, note 21(b)	17,982	17,096	16,230
Third-party services	7,392	4,551	4,596
Provision for doubtful accounts, note 7(d)	1,190	114	315
Other	1,048	2,507	1,930
Total selling and distribution expenses	S/ 46,567	S/ 39,899	S/ 31,481